March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Core Bond Trust (BHK)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2017-1A, Class CR, (3- mo. CME Term SOFR + 2.41%), 6.08%, 10/20/34(a)(b)	USD	500	$ 500,549
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.07%, 04/16/37(a)(b)		650	650,000
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/22/38		1,295	1,295,293
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/22/38		777	777,803
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 4.88%, 10/20/30(a)(b)		72	71,720
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/20/38(a)(b)		500	500,857
Birch Grove CLO Ltd.(a)(b)
Series 2021-3A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.52%, 01/19/38		250	247,394
Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37		1,500	1,500,883
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.27%, 04/15/37(a)(b)		1,200	1,201,225
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 07/18/34(a)(b)		2,500	2,496,430
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 5.83%, 07/15/31		250	250,907
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 7.28%, 04/15/34		500	481,286
Carlyle US CLO Ltd.(a)(b)(c)
Series 2026-2A, Class D, 04/20/39		750	750,000
Series 2026-3A, Class D, 04/15/39		255	255,000
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.69%, 04/20/32(a)(b)		335	334,670
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.18%, 10/15/34(a)(b)		250	245,788
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		500	500,275
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/21/37		1,000	1,000,983
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/18/38		1,036	1,036,306
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/18/38		1,295	1,294,210
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 6.72%, 10/20/37		500	493,856
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.03%, 07/15/36		500	491,244
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(b)		520	514,891
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		164	164,636
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(b)		650	652,494
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 3.93%, 01/15/37(a)		634	615,497
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden Clo Ltd., Series 2018-61A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.03%, 01/17/32(a)(b)	USD	670	$ 670,001
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 6.58%, 04/18/31(a)(b)		1,250	1,251,765
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/31(a)(b)		29	28,694
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	93,610
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.07%, 04/18/37(a)(b)		1,300	1,300,000
Elmwood CLO VI Ltd., Series 2020-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/18/37(a)(b)		250	250,280
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.75%, 10/20/34(a)(b)		470	469,048
GoodLeap Home Improvement Solutions Trust, Series 2025-3A, Class A, 5.00%, 10/20/49(b)		311	309,868
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class C, 5.55%, 10/27/59		86	86,484
Series 2025-2A, Class A4, 4.89%, 06/25/60		173	172,868
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, 10/20/32(b)		415	418,002
Lendmark Funding Trust, Series 2025-2A, Class C, 5.28%, 10/20/34(b)		1,000	998,466
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. Term SOFR + 0.59%), 4.27%, 09/25/36(a)		5,661	1,395,704
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(b)		205	205,912
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)		1,300	1,300,569
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)		1,000	1,000,251
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		281	273,511
Series 2019-GA, Class A, 2.40%, 10/15/68		83	80,671
Series 2021-CA, Class A, 1.06%, 10/15/69		494	448,835
Series 2021-DA, Class C, 3.48%, 04/15/60		365	340,306
Series 2021-EA, Class A, 0.97%, 12/16/69		609	544,883
Series 2023-A, Class A, 5.51%, 10/15/71		109	110,423
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	419,468
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,785,489
Series 2021-CA, Class AFL, (1 mo. Term SOFR + 0.85%), 4.53%, 04/20/62(a)		203	202,338
Series 2025-BA, Class D, 6.04%, 05/17/55		222	218,370
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-31A, Class AR2, (3-mo. CME Term SOFR + 1.23%), 4.90%, 01/20/39		1,615	1,613,637
Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/39		530	529,592
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37		1,000	1,000,485
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38		1,000	1,000,014

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/25/31(a)(b)	USD	165	$ 164,979
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 6.68%, 01/22/30(a)(b)		500	499,355
OHA Credit Funding Ltd., Series 2022-12RA, Class C, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/20/37(a)(b)		1,250	1,250,159
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61(b)		370	362,454
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/15/38(a)(b)		920	919,338
Pikes Peak CLO Ltd., Series 2020-6A, Class DRR, (3- mo. CME Term SOFR + 2.50%), 6.16%, 05/18/34(a)(b)		250	238,763
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(b)		230	227,064
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 7.54%, 07/25/51(a)(b)		36	36,216
QTS Issuer ABS II LLC(b)
Series 2026-1A, Class A2, 5.36%, 01/05/56		406	396,789
Series 2026-1A, Class B, 6.73%, 01/05/56		269	266,232
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.32%, 01/25/38(a)(b)		1,700	1,698,742
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		850	846,191
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 01/15/38(a)(b)		1,709	1,710,259
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.08%, 10/23/30(a)(b)		500	502,137
Sandstone Peak II Ltd., Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/20/38(a)(b)		1,000	1,000,391
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(b)		345	338,196
Shentel Issuer LLC, Series 2025-1A, Class A2, 5.64%, 12/20/55(b)		760	765,750
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		369	366,032
Series 2019-B, Class A2A, 2.84%, 06/15/37		96	94,230
Series 2021-A, Class A2B, 1.59%, 01/15/53		229	212,314
Series 2021-A, Class B, 2.31%, 01/15/53		78	76,560
Series 2021-C, Class C, 3.00%, 01/15/53		108	97,603
Series 2021-C, Class D, 3.93%, 01/15/53		53	47,882
Series 2021-D, Class A1A, 1.34%, 03/17/53		599	567,006
Series 2022-C, Class A1A, 4.48%, 05/16/50		217	214,881
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 5.47%, 10/16/56(a)		148	151,087
Series 2023-C, Class A1A, 5.67%, 11/15/52		974	993,462
Sofi Consumer Loan Program Trust(b)
Series 2026-B, Class A, 4.40%, 02/25/36		333	332,971
Series 2026-B, Class B, 4.90%, 02/25/36		350	349,620
Series 2026-B, Class C, 5.20%, 02/25/36		317	316,575
Series 2026-B, Class D, 5.56%, 02/25/36		312	311,634
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sterling COOFS Trust(d)
Series 2004-1, Class A, 2.36%, 04/15/29	USD	700	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		157	—
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		9	7,290
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		291	293,192
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 4.86%, 07/15/30(a)(b)		26	26,119
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.10%), 5.77%, 07/25/37		1,750	1,755,311
Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 6.82%, 07/25/37		250	250,271
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(e)	GBP	11	14,182
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(b)	USD	87	86,441
Upgrade Master Pass-Thru Trust(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32		144	144,478
Series 2025-ST8, Class D, 5.91%, 12/15/33		124	123,319
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		273	271,938
US Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/46(b)		450	447,906
VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, 03/15/56(b)		891	894,761
Vista Point Securitization Trust, Series 2024-CES1, Class A2, 6.84%, 05/25/54(b)		645	653,970
Voya CLO Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 5.18%, 07/15/31(a)(b)		1,000	998,511
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/20/38(a)(b)		750	750,449
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.53%, 01/20/35(a)(b)		725	724,878
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37(a)(b)		500	496,905
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35		250	249,991
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.32%, 10/15/35		250	243,265
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)		725	687,328
Total Asset-Backed Securities — 8.8% (Cost: $62,926,132)			61,319,118

Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(d)(f)	465	10,695
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.0%
United Site Services, Inc.(d)(f)	2,025	$ 14,681
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(f)	5,668	94,340
Total Common Stocks — 0.0% (Cost: $141,777)		119,716

		Par (000)
Corporate Bonds
Advertising Agencies — 0.6%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	335	336,590
7.50%, 06/01/29		579	581,443
7.88%, 04/01/30(g)		383	400,811
7.13%, 02/15/31		471	493,464
7.50%, 03/15/33		559	591,980
CMG Media Corp., 8.88%, 06/18/29(b)		152	131,430
Lamar Media Corp.
4.00%, 02/15/30		21	20,039
5.38%, 11/01/33(b)		126	123,319
Neptune Bidco U.S., Inc.(b)
9.29%, 04/15/29		92	92,256
10.38%, 05/15/31		137	138,234
9.50%, 02/15/33		213	206,661
Omnicom Group, Inc., 5.40%, 10/01/48(g)		500	435,650
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		46	45,892
4.25%, 01/15/29		236	227,504
4.63%, 03/15/30(g)		66	63,678
7.38%, 02/15/31		72	75,075
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	65,692
			4,029,718
Aerospace & Defense — 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		253	257,504
ATI, Inc.
5.88%, 12/01/27		97	96,981
7.25%, 08/15/30		255	264,427
5.13%, 10/01/31		110	108,678
Boeing Co.
3.20%, 03/01/29		1,840	1,774,671
2.95%, 02/01/30		800	752,860
6.53%, 05/01/34		550	599,138
Bombardier, Inc.(b)
8.75%, 11/15/30		355	377,557
7.25%, 07/01/31		18	18,862
7.00%, 06/01/32		162	168,130
6.75%, 06/15/33		187	193,116
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		701	697,447
General Electric Co., 6.15%, 08/07/37		2,150	2,312,592
Goat Holdco LLC, 6.75%, 02/01/32(b)		83	83,509
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,133,382
1.80%, 01/15/31		300	262,782
Lockheed Martin Corp., 3.80%, 03/01/45		800	632,007
Moog, Inc.(b)
4.25%, 12/15/27		10	9,994
Security		Par (000)	Value
Aerospace & Defense (continued)
Moog, Inc.(b) (continued)
5.50%, 10/15/34	USD	74	$ 74,232
Northrop Grumman Corp.
4.70%, 03/15/33		400	399,563
4.75%, 06/01/43		850	767,466
RTX Corp.
2.38%, 03/15/32		1,000	880,383
5.15%, 02/27/33		900	917,866
4.50%, 06/01/42		300	266,220
6.40%, 03/15/54		700	754,820
TransDigm, Inc.(b)
6.75%, 08/15/28		150	151,821
6.38%, 03/01/29		520	529,705
6.63%, 03/01/32		1,137	1,159,592
6.00%, 01/15/33		664	663,627
6.38%, 05/31/33		1,011	1,005,610
6.25%, 01/31/34		115	116,269
6.75%, 01/31/34		788	798,327
6.13%, 07/31/34		691	679,628
			18,908,766
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		127	130,368
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		60	62,406
			192,774
Automobile Components — 0.5%
American Axle & Manufacturing, Inc.(b)
6.38%, 10/15/32		91	90,067
7.75%, 10/15/33		95	92,482
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		465	426,175
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		525	530,109
6.75%, 02/15/30		190	194,275
4.75%, 06/15/31	EUR	205	232,653
6.75%, 09/15/32	USD	409	412,272
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)		118	116,327
Dana, Inc.
4.25%, 09/01/30		24	22,705
4.50%, 02/15/32		38	35,462
Goodyear Tire & Rubber Co., 6.63%, 07/15/30		60	58,673
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(e)(h)	EUR	100	120,845
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	166	166,198
6.25%, 08/15/33		127	128,414
Schaeffler AG, 4.25%, 04/01/28(e)	EUR	100	114,232
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	183	182,349
ZF Europe Finance BV(e)
7.00%, 06/12/30	EUR	100	117,905
5.50%, 02/17/32		100	109,047
			3,150,190
Automobiles — 1.0%
Allison Transmission, Inc., 5.88%, 12/01/33(b)	USD	95	94,418
Asbury Automotive Group, Inc., 4.50%, 03/01/28		10	9,820
Carvana Co.(b)(h)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		325	338,191
(9.00% PIK), 9.00%, 06/01/31		939	1,015,055
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		108	111,678
Ford Motor Co., 4.75%, 01/15/43		2,000	1,510,752
General Motors Co., 6.25%, 10/02/43(g)		2,506	2,460,939

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29	USD	28	$ 27,247
8.25%, 08/01/31		238	247,221
Lithia Motors, Inc., 5.50%, 10/01/30(b)		104	101,913
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		268	257,559
Nissan Motor Co. Ltd.
5.25%, 07/17/29(e)	EUR	100	114,416
7.75%, 07/17/32(b)	USD	200	202,519
6.38%, 07/17/33(b)	EUR	100	115,000
8.13%, 07/17/35(b)	USD	362	372,440
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(e)	EUR	100	111,877
			7,091,045
Banks — 1.0%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(e)		100	115,607
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(e)(i)	USD	200	195,758
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(a)(b)(i)		200	206,400
Standard Chartered PLC, (5-year USD SOFR ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	497,560
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		76	74,304
Wells Fargo & Co.(a)
(1-day SOFR + 1.50%), 5.15%, 04/23/31		2,000	2,034,172
(1-day SOFR + 1.78%), 5.50%, 01/23/35		1,290	1,313,154
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,140,833
(1-day SOFR + 2.53%), 3.07%, 04/30/41		2,250	1,689,194
			7,266,982
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48(g)		4,600	3,856,824
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	353,325
			4,210,149
Biotechnology — 0.7%
Amgen, Inc.
5.25%, 03/02/30		800	821,468
4.20%, 03/01/33		1,000	965,101
5.25%, 03/02/33		600	615,737
5.60%, 03/02/43		650	640,664
5.65%, 03/02/53		850	823,261
Baxalta, Inc., 5.25%, 06/23/45		500	465,402
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)		201	197,896
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(b)		261	273,197
			4,802,726
Building Materials — 0.5%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		133	137,289
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		99	97,734
6.75%, 05/15/35		91	90,913
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(e)	EUR	100	117,651
6.63%, 12/15/30(b)	USD	592	602,099
6.75%, 07/15/31(b)		100	102,846
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		130	88,144
7.00%, 09/01/32(g)		39	18,182
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	54,186
Security		Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(b) (continued)
9.75%, 07/15/28	USD	89	$ 88,910
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		803	814,244
6.75%, 03/01/33		167	169,612
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		34	33,744
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		180	180,093
6.25%, 08/01/33		303	299,593
5.88%, 03/15/34		167	161,020
Standard Industries, Inc.(b)
4.75%, 01/15/28		3	2,965
4.38%, 07/15/30		170	160,236
3.38%, 01/15/31		28	25,098
Wilsonart LLC, 11.00%, 08/15/32(b)		194	140,627
			3,385,186
Building Products — 0.9%
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,767,140
Lowe’s Cos., Inc.
1.70%, 10/15/30		1,600	1,409,810
5.00%, 04/15/33(g)		1,000	1,005,210
3.70%, 04/15/46		1,000	736,542
QXO Building Products, Inc., 6.75%, 04/30/32(b)(g)		593	604,855
White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)		1,007	976,783
			6,500,340
Capital Markets — 0.7%
Apollo Debt Solutions BDC
5.88%, 08/30/30		96	94,490
6.70%, 07/29/31		42	42,490
6.55%, 03/15/32		24	24,092
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		40	38,726
Blue Owl Capital Corp., 6.20%, 07/15/30		135	133,049
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,310,050
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		130	129,109
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		392	384,124
9.75%, 01/15/29		110	108,147
4.38%, 02/01/29		94	80,216
10.00%, 11/15/29(b)		119	117,233
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		41	40,544
6.75%, 05/01/33		146	148,127
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		200	189,102
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		201	201,025
8.00%, 08/01/33		280	276,417
Raymond James Financial, Inc., 4.95%, 07/15/46		400	355,550
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(h)(j)		152	137,617
			4,810,108
Chemicals — 1.0%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		225	182,508
Celanese U.S. Holdings LLC
7.00%, 02/15/31		16	16,429
6.75%, 04/15/33(g)		95	97,466
7.38%, 02/15/34		128	131,139
Chemours Co.(b)
5.75%, 11/15/28		418	413,872
4.63%, 11/15/29		224	210,057
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Chemours Co.(b) (continued)
7.88%, 03/15/34	USD	119	$ 118,965
Element Solutions, Inc., 3.88%, 09/01/28(b)		466	453,713
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(e)		200	197,938
FMC Corp.
3.45%, 10/01/29		110	98,257
4.50%, 10/01/49		33	20,421
6.38%, 05/18/53		23	17,330
HB Fuller Co., 4.25%, 10/15/28		3	2,897
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	168,080
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		352	335,218
Itelyum Regeneration SpA, 5.75%, 04/15/30(e)	EUR	100	114,012
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)(g)	USD	117	119,699
OCP SA, 7.50%, 05/02/54(b)		200	209,663
Olympus Water U.S. Holding Corp.(b)
7.25%, 06/15/31		320	312,545
7.25%, 02/15/33		1,143	1,090,538
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		316	309,917
Sasol Financing USA LLC, 6.50%, 09/27/28		200	201,814
Sherwin-Williams Co., 3.80%, 08/15/49		350	255,966
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		192	187,271
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		248	244,538
WR Grace Holdings LLC(b)
5.63%, 08/15/29(g)		945	869,135
7.38%, 03/01/31		92	92,237
6.63%, 08/15/32		225	219,230
7.00%, 08/01/33		291	282,612
			6,973,467
Commercial Services & Supplies — 1.8%
ADT Security Corp.(b)
4.88%, 07/15/32		25	23,352
5.88%, 10/15/33		272	263,435
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		452	461,961
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,800	1,856,187
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(g)		1,000	966,277
6.88%, 06/15/30		571	578,812
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		329	321,438
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(e)	EUR	100	115,250
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(e)		100	108,734
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	218	219,377
Boels Topholding BV, 5.75%, 05/15/30(e)	EUR	100	116,130
Brink’s Co., 6.50%, 06/15/29(b)	USD	85	86,316
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		215	202,899
4.88%, 07/01/29(g)		230	199,568
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		434	423,996
Deluxe Corp., 8.13%, 09/15/29(b)		70	72,666
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		9	8,997
7.88%, 12/01/30		652	680,815
7.00%, 05/01/31		164	168,121
7.00%, 06/15/32		253	259,354
5.88%, 04/15/33		103	100,774
Garda World Security Corp.(b)
7.75%, 02/15/28		108	109,865
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp.(b) (continued)
6.00%, 06/01/29	USD	34	$ 32,362
8.25%, 08/01/32		268	265,195
8.38%, 11/15/32		1,194	1,194,811
Herc Holdings, Inc.(b)
7.00%, 06/15/30		257	263,520
5.75%, 03/15/31		89	87,653
7.25%, 06/15/33		125	128,093
6.00%, 03/15/34		92	88,941
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		370	374,515
Service Corp. International
3.38%, 08/15/30		5	4,613
4.00%, 05/15/31		20	18,643
5.75%, 10/15/32		377	376,275
Sotheby’s, 7.38%, 10/15/27(b)(g)		665	661,814
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35		1,000	967,992
United Rentals North America, Inc., 5.38%, 11/15/33(b)		323	314,079
Veritiv Operating Co., 10.50%, 11/30/30(b)		91	94,572
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		333	340,491
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		19	19,214
6.63%, 04/15/30		107	108,689
7.38%, 10/01/31		211	216,355
			12,902,151
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		26	24,394
Construction & Engineering(b) — 0.2%
AECOM, 6.00%, 08/01/33		288	287,683
Arcosa, Inc.
4.38%, 04/15/29		85	82,003
6.88%, 08/15/32		15	15,370
Brand Industrial Services, Inc., 10.38%, 08/01/30		628	573,937
IHS Holding Ltd., 6.25%, 11/29/28		200	198,032
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34		100	95,775
			1,252,800
Consumer Finance — 0.6%
Block, Inc.
2.75%, 06/01/26		248	246,869
5.63%, 08/15/30(b)		204	202,873
6.50%, 05/15/32		89	89,813
6.00%, 08/15/33(b)		269	264,557
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)		440	450,194
ION Platform Finance SARL, 6.50%, 09/30/30(e)	EUR	100	95,794
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)	USD	408	315,803
Moody’s Corp., 2.75%, 08/19/41		350	246,663
Navient Corp.
9.38%, 07/25/30		6	5,849
7.88%, 06/15/32(g)		104	92,721
OneMain Finance Corp.
6.63%, 05/15/29		34	34,033
5.38%, 11/15/29		133	128,254
7.88%, 03/15/30		188	194,012
6.13%, 05/15/30		196	191,657
4.00%, 09/15/30		71	64,119
7.50%, 05/15/31		36	36,192
7.13%, 11/15/31		48	47,558
6.75%, 03/15/32		170	164,940
7.13%, 09/15/32		130	128,031

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
6.50%, 03/15/33	USD	213	$ 203,612
6.75%, 09/15/33		449	430,525
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(e)	EUR	100	108,969
Shift4 Payments, Inc.(b)
6.75%, 08/15/32	USD	341	335,321
5.50%, 05/15/33	EUR	145	158,004
WEX, Inc., 6.50%, 03/15/33(b)	USD	263	257,627
			4,493,990
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos, Inc.(b)
5.50%, 03/31/31		97	95,901
6.25%, 03/15/33(g)		90	90,604
5.75%, 03/31/34		336	328,724
Albertsons Cos., Inc., 5.63%, 03/31/32(b)		82	80,730
B&M European Value Retail SA, 6.50%, 11/27/31(e)	GBP	100	125,046
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	215	247,246
7.38%, 08/31/32	GBP	100	131,450
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	86	89,530
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.75%, 07/01/29(a)(e)	EUR	100	115,348
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	19	18,251
6.13%, 09/15/32		159	159,294
5.63%, 03/01/34		348	335,643
U.S. Foods, Inc., 7.25%, 01/15/32(b)		134	138,659
United Natural Foods, Inc., 6.75%, 10/15/28(b)		104	104,082
			2,060,508
Containers & Packaging — 0.9%
Ardagh Group SA
9.50%, 12/01/30(b)		453	475,038
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(e)(h)	EUR	200	189,802
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(h)	USD	202	169,751
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
4.00%, 09/01/29(g)		1,066	976,138
6.25%, 01/30/31		200	198,282
Ball Corp.
4.25%, 07/01/32	EUR	100	114,231
5.50%, 09/15/33(g)	USD	89	89,051
Canpack SA/Canpack U.S. LLC, 2.38%, 11/01/27(e)	EUR	100	112,056
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	148	145,345
6.88%, 01/15/30		32	31,103
6.75%, 04/15/32		352	333,042
Crown Americas LLC, 5.88%, 06/01/33		288	287,867
International Paper Co., 6.00%, 11/15/41(g)		870	869,385
LABL, Inc.(b)
5.88%, 11/01/28(k)		32	15,360
9.50%, 11/01/28		417	200,160
8.63%, 10/01/31(k)		132	63,360
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30(g)		1,643	1,643,000
9.25%, 04/15/30		148	137,517
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		27	27,056
Sealed Air Corp.(b)
4.00%, 12/01/27		38	37,905
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp.(b) (continued)
5.00%, 04/15/29	USD	38	$ 38,285
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		11	11,535
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	180	201,363
Trivium Packaging Finance BV, 6.63%, 07/15/30(e)		100	116,153
			6,482,785
Distributors(b) — 0.0%
Gates Corp., 6.88%, 07/01/29	USD	90	92,343
Resideo Funding, Inc.
4.00%, 09/01/29		42	39,692
6.50%, 07/15/32(g)		77	75,866
			207,901
Diversified REITs — 1.3%
American Tower Corp., 2.90%, 01/15/30		2,500	2,346,445
Crown Castle, Inc.
4.90%, 09/01/29		750	754,166
2.10%, 04/01/31		1,000	871,277
2.90%, 04/01/41		350	247,323
Digital Realty Trust LP, 1.88%, 11/15/29(b)(j)		45	47,638
Equinix, Inc.
2.50%, 05/15/31		500	446,284
2.95%, 09/15/51		1,200	730,272
ERP Operating LP, 4.50%, 07/01/44(g)		1,155	1,002,701
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		54	50,979
Iron Mountain, Inc.
5.25%, 07/15/30(b)		13	12,630
5.63%, 07/15/32(b)		62	60,188
6.25%, 01/15/33(b)		8	7,974
4.75%, 01/15/34(b)	EUR	300	322,661
4.75%, 01/15/34(e)		100	107,554
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	315	314,902
6.25%, 09/15/32		205	201,230
Prologis LP, 4.63%, 01/15/33(g)		1,000	989,381
SBA Communications Corp., 3.13%, 02/01/29(g)		166	157,297
Trust 2401, 7.70%, 01/23/32(b)		200	213,662
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)		37	34,801
			8,919,365
Diversified Telecommunication Services — 3.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		464	460,622
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		192	197,822
AT&T, Inc.
5.40%, 02/15/34		560	572,596
6.00%, 08/15/40		520	534,166
6.38%, 03/01/41		1,200	1,271,296
5.45%, 03/01/47(g)		1,500	1,390,744
3.50%, 09/15/53		500	327,868
Black Pearl Compute LLC, 6.13%, 02/15/31(b)		491	499,738
Cipher Compute LLC, 7.13%, 11/15/30(b)		353	365,718
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		220	231,119
Corning, Inc., 4.38%, 11/15/57		2,000	1,574,973
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(h)		1,279	1,291,315
10.75%, 11/30/29		704	759,960
eircom Finance DAC, 5.00%, 04/30/31(e)	EUR	100	114,816
Fibercop SpA
4.75%, 06/30/30(e)		100	114,639
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Fibercop SpA (continued)
5.13%, 06/30/32(e)	EUR	100	$ 114,430
6.00%, 09/30/34(b)	USD	200	190,257
Flash Compute LLC, 7.25%, 12/31/30(b)		575	578,905
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		293	292,954
6.75%, 05/01/29(b)		59	59,074
5.88%, 11/01/29		94	94,570
6.00%, 01/15/30(b)		130	130,778
8.75%, 05/15/30(b)		842	863,964
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	100	115,875
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	33	30,937
6.88%, 06/30/33		1,001	1,019,256
7.00%, 03/31/34		1,107	1,133,110
8.50%, 01/15/36		1,078	1,124,798
Lorca Telecom Bondco SA, 5.75%, 04/30/29(e)	EUR	100	118,655
Sable International Finance Ltd., 7.13%, 10/15/32(b)	USD	260	255,868
SoftBank Group Corp., 2.88%, 01/06/27(e)	EUR	100	113,920
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)	USD	1,306	1,290,971
Telecom Italia Capital SA, 7.72%, 06/04/38		201	223,851
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
6.50%, 02/15/29		51	49,533
Series Feb, 8.63%, 06/15/32		463	471,559
Verizon Communications, Inc.
3.85%, 11/01/42(g)		5,000	3,984,800
5.75%, 11/30/45		1,460	1,421,749
Windstream Services LLC, 7.50%, 10/15/33(b)		235	244,318
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		723	755,648
WULF Compute LLC, 7.75%, 10/15/30(b)		564	595,967
Zayo Group Holdings, Inc.(b)(h)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30		246	244,690
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		250	233,560
			25,461,389
Electric Utilities — 4.9%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)(b)		200	209,650
Alpha Generation LLC, 6.75%, 10/15/32(b)(g)		181	183,648
American Electric Power Co., Inc., 5.63%, 03/01/33(g)		3,000	3,099,970
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	577,476
3.75%, 08/15/47		500	373,581
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		150	146,561
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	739,043
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	448,627
Constellation Energy Generation LLC, 5.00%, 02/01/31(b)		30	30,081
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	202,248
DTE Electric Co., 5.85%, 05/15/55		600	603,945
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	675,767
3.70%, 12/01/47		450	333,751
Duke Energy Florida LLC, 5.65%, 04/01/40		770	782,642
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,187,592
Electricite de France SA, 5.60%, 01/27/40(b)		2,800	2,765,156
Eversource Energy, 2.55%, 03/15/31		350	315,453
FirstEnergy Corp., Series C, 3.40%, 03/01/50		2,240	1,490,267
Security		Par (000)	Value
Electric Utilities (continued)
Minejesa Capital BV, 5.63%, 08/10/37(b)	USD	200	$ 191,460
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		334	327,986
Ohio Power Co., 4.00%, 06/01/49		800	597,298
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	969,666
4.55%, 09/15/32		1,000	987,369
Pacific Gas and Electric Co.
4.95%, 07/01/50(g)		2,510	2,079,224
6.75%, 01/15/53		900	933,828
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,589,785
Series VVV, 1.70%, 10/01/30		750	663,483
SCC Power PLC, (4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(b)(h)		140	33,657
Southern California Edison Co., Series 2005-E, 5.35%, 07/15/35		1,300	1,284,267
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		37	38,816
TransAlta Corp., 5.88%, 02/01/34		126	125,152
Virginia Electric and Power Co., 6.35%, 11/30/37(g)		3,920	4,220,162
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		76	79,609
6.88%, 04/15/32		220	227,688
5.35%, 01/31/36		3,000	2,934,580
VoltaGrid LLC, 7.38%, 11/01/30(b)		806	832,444
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31(g)		387	407,395
8.63%, 03/15/33		62	65,498
7.75%, 04/15/34		427	440,985
			34,195,810
Electronic Equipment, Instruments & Components(b) — 0.2%
Coherent Corp., 5.00%, 12/15/29(g)		121	118,680
Sensata Technologies, Inc., 3.75%, 02/15/31		529	490,658
WESCO Distribution, Inc.
5.25%, 04/15/31		115	114,314
6.63%, 03/15/32		89	91,094
6.38%, 03/15/33		50	50,938
5.50%, 04/15/34		183	180,227
Zebra Technologies Corp., 6.50%, 06/01/32		77	77,525
			1,123,436
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)		157	160,086
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		175	173,261
Enerflex, Inc., 6.88%, 01/15/31(b)		23	23,484
Halliburton Co., 4.75%, 08/01/43		500	437,044
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		385	398,881
5.88%, 04/01/31		294	295,456
6.50%, 10/01/33		191	193,063
6.75%, 10/01/35(g)		178	180,832
Oceaneering International, Inc., 6.00%, 02/01/28		45	45,183
OEG Finance PLC, 7.25%, 09/27/29(e)	EUR	100	119,051
Star Holding LLC, 8.75%, 08/01/31(b)	USD	138	140,006
Tidewater, Inc., 9.13%, 07/15/30(b)		109	116,121
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		104	106,410

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.(b) (continued)
6.25%, 10/01/33	USD	334	$ 332,950
Weatherford International Ltd., 6.75%, 10/15/33(b)		308	314,705
			3,036,533
Entertainment — 0.6%
Boyne USA, Inc., 4.75%, 05/15/29(b)		17	16,490
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)		200	194,415
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29(g)		166	159,675
7.00%, 02/15/30		359	363,434
6.50%, 02/15/32		152	150,230
Churchill Downs, Inc.(b)
4.75%, 01/15/28		35	34,528
5.75%, 04/01/30		91	89,996
6.75%, 05/01/31		223	227,193
Cinemark USA, Inc., 7.00%, 08/01/32(b)		41	42,127
Discovery Global Holdings, Inc.
4.28%, 03/15/32		240	212,400
5.05%, 03/15/42		708	466,434
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		174	169,756
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		96	97,862
7.50%, 09/01/31(g)		63	64,657
6.25%, 10/01/33		80	78,375
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		10	9,938
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		200	166,914
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		133	136,156
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	38,430
5.88%, 09/01/31		107	58,850
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)		84	83,788
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		88	87,338
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		157	135,063
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		65	65,105
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		155	142,213
Vail Resorts, Inc.(b)
5.63%, 07/15/30		113	112,065
6.50%, 05/15/32		172	173,938
Voyager Parent LLC, 9.25%, 07/01/32(b)		229	237,751
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		58	57,250
7.13%, 02/15/31(g)		112	117,403
6.25%, 03/15/33		242	239,483
			4,229,257
Environmental, Maintenance & Security Service — 0.4%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(e)	EUR	100	111,815
Clean Harbors, Inc., 6.38%, 02/01/31(b)	USD	6	6,093
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)		329	322,682
GFL Environmental, Inc.(b)
4.00%, 08/01/28		269	261,501
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
4.75%, 06/15/29	USD	63	$ 61,813
6.75%, 01/15/31		70	72,438
Luna 15 SARL(h)
(10.50% PIK), 10.50%, 07/01/32(b)	EUR	135	165,402
(10.50% PIK), 10.50%, 07/01/32(e)		100	122,520
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	172	167,974
5.88%, 06/30/29(g)		351	344,212
Paprec Holding SA, 4.13%, 07/15/30(e)	EUR	100	113,348
Reworld Holding Corp., 4.88%, 12/01/29(b)	USD	92	86,246
Waste Management, Inc., 2.95%, 06/01/41		350	261,053
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		603	609,784
			2,706,881
Financial Services — 8.7%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(i)		2,500	2,476,665
Azorra Finance Ltd.(b)
7.75%, 04/15/30		92	94,826
7.25%, 01/15/31		145	146,405
6.25%, 02/15/34		68	63,201
Bank of America Corp.(a)
(1-day SOFR + 1.00%), 5.16%, 01/24/31		500	509,526
(1-day SOFR + 1.64%), 5.46%, 05/09/36		2,000	2,039,886
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(g)		4,000	3,983,695
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(g)		3,000	2,954,682
Citigroup, Inc.(a)
(1-day SOFR + 1.46%), 4.95%, 05/07/31		2,000	2,012,963
(1-day SOFR + 1.49%), 5.17%, 09/11/36(g)		3,000	2,973,877
(1-day SOFR + 1.94%), 3.79%, 03/17/33		2,000	1,876,108
(1-day SOFR + 2.34%), 6.27%, 11/17/33		1,567	1,674,792
CrossCountry Intermediate HoldCo LLC(b)
6.50%, 10/01/30		47	44,798
6.75%, 12/01/32		30	28,229
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)		850	880,639
Freedom Mortgage Holdings LLC(b)
6.88%, 05/01/31		10	9,349
9.13%, 05/15/31		106	107,749
8.38%, 04/01/32		15	14,755
GGAM Finance Ltd.(b)
8.00%, 06/15/28		113	117,278
6.88%, 04/15/29		86	87,913
5.88%, 03/15/30		12	11,955
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		186	188,734
Goldman Sachs Group, Inc.(a)
(1-day SOFR + 1.19%), 5.07%, 01/21/37		3,000	2,933,017
(1-day SOFR + 1.55%), 5.33%, 07/23/35		2,000	2,006,773
(1-day SOFR + 1.58%), 5.22%, 04/23/31		2,000	2,033,730
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(g)		4,000	3,977,430
HSBC Holdings PLC, 6.10%, 01/14/42		610	646,184
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,042,591
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	888,913
(1-day SOFR + 1.44%), 5.10%, 04/22/31		3,000	3,054,471
(1-day SOFR + 1.62%), 5.34%, 01/23/35		540	548,288
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,381,953
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	975,230
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co.(a) (continued)
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41	USD	800	$ 610,067
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	194,077
5.63%, 01/15/30		200	186,372
Morgan Stanley(a)
(1-day SOFR + 1.26%), 5.66%, 04/18/30(g)		3,000	3,086,164
(1-day SOFR + 1.51%), 5.19%, 04/17/31		3,000	3,044,679
(1-day SOFR + 1.73%), 5.12%, 02/01/29(g)		3,000	3,032,809
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	609,915
(1-day SOFR + 1.88%), 5.42%, 07/21/34		735	745,775
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	1,014,656
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29(g)		139	142,192
7.13%, 11/15/30		72	71,552
6.88%, 05/15/32		217	209,403
6.75%, 02/15/34		84	78,610
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		430	432,705
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(e)	EUR	100	109,320
Rocket Cos., Inc.(b)
6.50%, 08/01/29	USD	174	175,958
6.13%, 08/01/30		639	644,896
7.13%, 02/01/32(g)		472	486,506
6.38%, 08/01/33		617	623,629
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)		200	197,837
3.88%, 03/01/31		16	14,764
4.00%, 10/15/33		19	17,031
UBS AG, 5.00%, 07/09/27		900	907,917
UWM Holdings LLC(b)
6.63%, 02/01/30		117	110,351
6.25%, 03/15/31		161	146,620
			60,680,410
Food Products — 0.6%
Aramark Services, Inc., 5.00%, 02/01/28(b)		122	121,280
B&G Foods, Inc., 8.00%, 09/15/28(b)		48	47,266
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(b)(h)		549	584,050
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		345	339,144
7.63%, 07/01/29		882	901,278
Darling Global Finance BV
4.50%, 07/15/32(e)	EUR	100	115,014
4.50%, 07/15/32(b)		100	115,014
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	9	9,063
Elior Group SA, 5.63%, 03/15/30(e)	EUR	100	116,660
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	15	15,271
9.63%, 09/15/32		48	48,887
Froneri Lux FinCo SARL, 4.75%, 08/01/32(e)	EUR	100	109,185
Kraft Heinz Foods Co.
5.00%, 06/04/42	USD	500	439,682
4.38%, 06/01/46		200	156,368
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30		90	85,684
4.38%, 01/31/32		50	46,448
Post Holdings, Inc.(b)
4.63%, 04/15/30		67	64,320
4.50%, 09/15/31		9	8,368
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.(b) (continued)
6.25%, 02/15/32	USD	64	$ 64,662
6.38%, 03/01/33		62	61,079
6.25%, 10/15/34		207	202,696
6.50%, 03/15/36		288	282,044
			3,933,463
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/41		1,890	1,815,229
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		110	111,314
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(g)		1,864	1,900,346
Norfolk Southern Corp.
5.05%, 08/01/30		1,800	1,838,938
4.55%, 06/01/53		1,000	820,057
Union Pacific Corp.
3.38%, 02/14/42		350	270,961
3.55%, 05/20/61		800	526,682
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		124	127,350
			7,410,877
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.(b)
4.63%, 07/15/28		85	82,961
3.88%, 11/01/29		17	15,949
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		958	989,135
Hologic, Inc., 3.25%, 02/15/29(b)		8	7,986
Insulet Corp., 6.50%, 04/01/33(b)		97	99,008
Medline Borrower LP, 5.25%, 10/01/29(b)(g)		828	820,708
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		304	309,771
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		128	134,441
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	504,694
2.80%, 10/15/41		1,000	729,766
			3,694,419
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(g)		64	65,525
Aetna, Inc., 4.50%, 05/15/42		575	480,652
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		153	151,305
CHS/Community Health Systems, Inc.(b)
5.25%, 05/15/30		683	643,716
4.75%, 02/15/31		273	251,685
10.88%, 01/15/32		163	174,876
9.75%, 01/15/34		907	941,346
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		274	283,279
DaVita, Inc.(b)
6.88%, 09/01/32		38	38,928
6.75%, 07/15/33		80	81,372
Elevance Health, Inc.
4.65%, 08/15/44		1,500	1,284,540
4.38%, 12/01/47		900	723,938
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		54	51,176
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		84	73,589
HCA, Inc.
5.00%, 03/01/28		3,000	3,029,420
5.50%, 06/15/47		1,090	998,823
5.70%, 11/15/55		1,510	1,404,665
HealthEquity, Inc., 4.50%, 10/01/29(b)		170	164,473
IQVIA, Inc., 6.25%, 06/01/32(b)		350	355,422
LifePoint Health, Inc.(b)
9.88%, 08/15/30		94	99,406
11.00%, 10/15/30		315	338,773

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.(b) (continued)
8.38%, 02/15/32	USD	109	$ 116,404
10.00%, 06/01/32(g)		166	169,524
Molina Healthcare, Inc.(b)
3.88%, 11/15/30		110	98,343
6.50%, 02/15/31		174	171,060
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		725	587,328
Option Care Health, Inc., 4.38%, 10/31/29(b)		76	73,249
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		63	65,331
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		105	108,462
Star Parent, Inc., 9.00%, 10/01/30(b)		297	307,692
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		539	529,391
Sutter Health, Series 2025, 5.54%, 08/15/35		1,750	1,805,568
Tenet Healthcare Corp.
6.75%, 05/15/31		88	89,948
5.50%, 11/15/32(b)		106	105,022
6.00%, 11/15/33(b)		164	165,943
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		162	156,500
UnitedHealth Group, Inc.
5.35%, 02/15/33		340	349,072
5.80%, 03/15/36		1,750	1,829,338
5.70%, 10/15/40		600	605,907
5.63%, 07/15/54(g)		800	762,459
			19,733,450
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	132,394
4.85%, 04/15/49		550	459,099
Diversified Healthcare Trust, 7.25%, 10/15/30(b)		80	80,687
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		537	544,417
Ventas Realty LP, 3.25%, 10/15/26		870	865,207
			2,081,804
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		121	122,482
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		65	65,118
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		72	73,511
6.50%, 04/01/32		76	77,377
6.50%, 06/15/33		214	217,911
5.75%, 03/15/34		319	314,806
Service Properties Trust
0.00%, 09/30/28(b)(l)		157	142,838
8.63%, 11/15/31(b)		955	997,327
8.88%, 06/15/32		108	107,043
XHR LP, 6.63%, 05/15/30(b)		64	64,615
			2,183,028
Hotels, Restaurants & Leisure — 0.4%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	38,122
4.38%, 01/15/28		144	141,983
5.63%, 09/15/29		33	33,072
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(d)		3,381	—
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(b)		162	154,828
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		60	60,900
5.88%, 03/15/33		49	49,299
5.75%, 09/15/33		32	31,856
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.(b) (continued)
5.50%, 03/31/34	USD	145	$ 141,662
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		160	118,346
Melco Resorts Finance Ltd.(b)
5.75%, 07/21/28		200	196,386
5.38%, 12/04/29		400	383,500
7.63%, 04/17/32		400	406,094
MGM Resorts International, 6.13%, 09/15/29		88	88,521
Station Casinos LLC(b)
4.50%, 02/15/28		7	6,861
6.63%, 03/15/32		81	81,314
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)		85	83,638
Wynn Macau Ltd.(b)
5.63%, 08/26/28		800	786,370
5.13%, 12/15/29		200	191,210
			2,993,962
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		83	80,073
Beazer Homes USA, Inc., 5.88%, 10/15/27		28	27,865
Century Communities, Inc., 6.63%, 09/15/33(b)		104	101,883
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		58	58,934
Empire Communities Corp., 9.75%, 05/01/29(b)		28	28,115
Installed Building Products, Inc., 5.63%, 02/01/34(b)		127	123,926
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		197	194,771
8.38%, 10/01/33		183	180,967
LGI Homes, Inc.(b)
8.75%, 12/15/28		56	57,295
7.00%, 11/15/32		69	63,979
Mattamy Group Corp., 6.00%, 12/15/33(b)		41	38,501
Meritage Homes Corp., 1.75%, 05/15/28(j)		206	198,378
Newell Brands, Inc.
8.50%, 06/01/28(b)		115	118,703
6.63%, 09/15/29		37	36,115
6.38%, 05/15/30		44	42,236
6.63%, 05/15/32		64	61,247
Risewell Homes, Inc., 8.50%, 11/01/30(b)		34	33,246
Scotts Miracle-Gro Co.
4.50%, 10/15/29		13	12,709
4.38%, 02/01/32		22	20,547
Somnigroup International, Inc., 3.88%, 10/15/31(b)		45	40,912
STL Holding Co. LLC, 8.75%, 02/15/29(b)		76	78,518
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)		62	62,054
			1,660,974
Independent Power and Renewable Electricity Producers(b) — 0.6%
Clearway Energy Operating LLC, 4.75%, 03/15/28		93	91,759
India Cleantech Energy, 4.70%, 08/10/26		185	183,985
Lightning Power LLC, 7.25%, 08/15/32		49	50,934
NRG Energy, Inc.
5.75%, 07/15/29		81	80,879
6.00%, 02/01/33		542	542,138
5.75%, 01/15/34		362	357,086
6.25%, 11/01/34		57	57,455
5.41%, 10/15/35		1,500	1,471,387
6.00%, 01/15/36		965	956,225
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(i)		100	101,060
			3,892,908
Industrial Conglomerates — 0.2%
3M Co., 3.25%, 08/26/49		600	401,333
Amsted Industries, Inc., 6.38%, 03/15/33(b)		66	66,327
Avient Corp., 6.25%, 11/01/31(b)		94	94,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	USD	52	$ 53,079
Eaton Corp., 4.15%, 11/02/42		500	428,955
Enpro, Inc., 6.13%, 06/01/33(b)		85	85,975
Maxam Prill SARL, 6.00%, 07/15/30(e)	EUR	100	114,227
			1,244,552
Insurance — 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27	USD	473	463,567
6.75%, 10/15/27		69	68,947
6.75%, 04/15/28		71	71,387
5.88%, 11/01/29		1,093	1,057,509
7.00%, 01/15/31		598	603,090
6.50%, 10/01/31		25	24,549
7.38%, 10/01/32		431	426,884
AmWINS Group, Inc., 6.38%, 02/15/29(b)		62	62,359
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		201	190,616
Aon Global Ltd., 4.60%, 06/14/44		500	423,669
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		140	126,598
Ardonagh Finco Ltd.
6.88%, 02/15/31(e)	EUR	200	229,575
7.75%, 02/15/31(b)	USD	893	903,463
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		936	917,058
Asurion LLC/Asurion Co-Issuer, Inc.(b)
8.00%, 12/31/32		489	507,312
8.38%, 02/01/34		486	471,839
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42		500	446,695
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31		1,000	1,008,421
8.13%, 02/15/32		586	549,053
HUB International Ltd.(b)
7.25%, 06/15/30		1,060	1,085,868
7.38%, 01/31/32		2,388	2,435,672
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		353	358,799
6.88%, 10/01/33		184	168,327
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	1,981,402
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33		1,500	1,592,847
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		1,539	1,544,169
Progressive Corp., 3.00%, 03/15/32		750	685,796
Prudential Financial, Inc.
5.90%, 03/17/36		500	513,073
6.63%, 12/01/37		1,625	1,790,949
Ryan Specialty LLC(b)
4.38%, 02/01/30		60	58,126
5.88%, 08/01/32		113	111,685
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	562,778
USI, Inc., 7.50%, 01/15/32(b)		431	436,672
			21,878,754
Interactive Media & Services — 1.2%
Alphabet, Inc.
5.35%, 11/15/45		1,440	1,408,019
5.45%, 11/15/55		900	871,381
5.30%, 05/15/65		600	555,378
Beignet Investor LLC, 6.58%, 05/30/49(b)(g)		3,403	3,498,815
Security		Par (000)	Value
Interactive Media & Services (continued)
iliad SA(e)
5.63%, 02/15/30	EUR	100	$ 121,012
4.25%, 01/09/32		100	113,185
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 05/01/28(b)	USD	277	258,731
Meta Platforms, Inc.
5.63%, 11/15/55		1,000	937,390
5.55%, 08/15/64		700	629,130
Snap, Inc.(b)
6.88%, 03/01/33(g)		222	209,628
6.88%, 03/15/34		144	135,442
			8,738,111
Internet Software & Services — 0.6%
Amazon.com, Inc.
2.50%, 06/03/50		1,500	875,650
3.95%, 04/13/52(g)		3,630	2,783,281
Getty Images, Inc.(b)
11.25%, 02/21/30		95	85,556
10.50%, 11/15/30		71	63,674
Match Group Holdings II LLC(b)
4.13%, 08/01/30		20	18,535
3.63%, 10/01/31		24	21,338
6.13%, 09/15/33		156	151,603
Rakuten Group, Inc.(b)
11.25%, 02/15/27		200	207,003
9.75%, 04/15/29		200	213,120
			4,419,760
IT Services — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)(g)		47	48,636
Atos SE, 9.73%, 12/18/29(e)(m)	EUR	17	22,051
CACI International, Inc., 6.38%, 06/15/33(b)	USD	170	173,047
CoreWeave, Inc., 9.25%, 06/01/30(b)(g)		271	263,320
Fair Isaac Corp.(b)
4.00%, 06/15/28		45	43,669
6.00%, 05/15/33		607	595,601
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	814,356
Fiserv, Inc., 4.40%, 07/01/49(g)		500	378,056
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(g)		226	224,610
International Business Machines Corp.
4.40%, 07/27/32		500	489,863
4.75%, 02/06/33(g)		550	546,587
3.43%, 02/09/52		750	493,303
Science Applications International Corp., 5.88%, 11/01/33(b)		141	137,598
			4,230,697
Leisure Products — 0.4%
Acushnet Co., 5.63%, 12/01/33(b)		63	62,513
Carnival Corp.(b)
5.88%, 06/15/31		107	108,315
5.75%, 08/01/32		109	108,965
6.13%, 02/15/33		455	459,561
Carnival PLC, 4.13%, 07/15/31(b)	EUR	135	151,927
Deuce Finco PLC, 7.00%, 11/20/31(e)	GBP	100	130,338
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	USD	192	196,030
NCL Corp. Ltd.(b)
5.88%, 01/15/31		31	30,119
6.75%, 02/01/32		68	67,484
6.25%, 09/15/33(g)		381	369,699
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)		441	451,285

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Leisure Products (continued)
Viking Cruises Ltd.(b)
7.00%, 02/15/29	USD	34	$ 34,063
9.13%, 07/15/31		195	205,714
5.88%, 10/15/33		322	317,914
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	110,832
			2,804,759
Machinery — 0.3%
Chart Industries, Inc.(b)
7.50%, 01/01/30		81	84,152
9.50%, 01/01/31		61	64,080
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		119	118,945
Esab Corp.(b)
6.25%, 04/15/29		145	147,160
5.63%, 04/01/31		309	311,166
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(g)		82	52,373
John Deere Capital Corp., 4.40%, 09/08/31		445	444,461
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32(a)(e)	EUR	100	115,019
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)	USD	290	279,098
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		72	75,188
Terex Corp.(b)
5.00%, 05/15/29(g)		72	70,935
6.25%, 10/15/32		107	107,697
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	57	66,148
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	199,477
			2,135,899
Media — 2.5%
Block Communications, Inc., 10.25%, 03/01/31(b)		48	43,917
Cable One, Inc., 1.13%, 03/15/28(j)		449	337,648
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		21	20,711
6.38%, 09/01/29(b)		442	443,356
4.75%, 03/01/30(b)		62	58,830
4.25%, 02/01/31(b)		475	432,941
4.75%, 02/01/32(b)		335	302,896
4.50%, 05/01/32		17	15,186
7.00%, 02/01/33(b)		181	181,499
4.50%, 06/01/33(b)		354	308,201
4.25%, 01/15/34(b)(g)		560	479,076
7.38%, 02/01/36(b)		588	585,558
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		1,100	917,400
5.13%, 07/01/49		1,000	767,780
Comcast Corp.
6.45%, 03/15/37		790	855,204
3.90%, 03/01/38		1,500	1,288,208
4.70%, 10/15/48(g)		3,000	2,456,817
CSC Holdings LLC(b)
5.50%, 04/15/27		200	173,479
5.38%, 02/01/28		607	448,908
11.25%, 05/15/28		400	326,858
Directv Financing LLC, 8.88%, 02/01/30(b)		290	289,355
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		332	331,650
10.00%, 02/15/31		232	236,832
Discovery Communications LLC, 3.95%, 03/20/28		142	139,117
DISH DBS Corp.(b)
5.25%, 12/01/26		810	803,053
5.75%, 12/01/28		373	360,763
Security		Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(b)	USD	910	$ 937,523
Gray Media, Inc.(b)
10.50%, 07/15/29(g)		79	83,949
9.63%, 07/15/32(g)		342	341,978
7.25%, 08/15/33		302	304,317
Midcontinent Communications, 8.00%, 08/15/32(b)		65	60,538
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(g)		439	446,272
Sirius XM Radio LLC, 5.00%, 08/01/27(b)		180	179,749
Sunrise FinCo I BV, 4.63%, 05/15/32(e)	EUR	100	112,936
Univision Communications, Inc.(b)
8.00%, 08/15/28	USD	476	483,136
7.38%, 06/30/30(g)		120	117,590
8.50%, 07/31/31(g)		322	323,571
9.38%, 08/01/32		97	99,970
Versant Media Group, Inc., 7.25%, 01/30/31(b)		68	69,591
VZ Secured Financing BV, 5.25%, 01/15/33(e)	EUR	100	106,559
Walt Disney Co.
7.63%, 11/30/28	USD	385	415,227
7.75%, 12/01/45		500	618,931
Ziggo BV, 4.88%, 01/15/30(b)		200	186,777
			17,493,857
Metals & Mining — 1.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		153	154,329
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		161	167,628
11.50%, 10/01/31		649	701,246
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		302	301,301
Carpenter Technology Corp., 5.63%, 03/01/34(b)		167	165,462
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		272	271,976
Commercial Metals Co.(b)
5.75%, 11/15/33		193	190,971
6.00%, 12/15/35		199	196,183
Constellium SE(b)
3.75%, 04/15/29		591	563,675
6.38%, 08/15/32		250	252,710
ERO Copper Corp., 6.50%, 02/15/30(b)		43	42,565
First Quantum Minerals Ltd.(b)
8.00%, 03/01/33		200	206,634
7.25%, 02/15/34		200	202,484
6.38%, 02/15/36		311	297,566
Glencore Funding LLC, 6.14%, 04/01/55(b)		600	603,498
Kaiser Aluminum Corp.(b)
4.50%, 06/01/31		331	312,708
5.88%, 03/01/34		474	465,405
New Gold, Inc., 6.88%, 04/01/32(b)		162	167,436
Novelis Corp.(b)
4.75%, 01/30/30		95	89,537
6.88%, 01/30/30		256	258,220
3.88%, 08/15/31		175	155,864
6.38%, 08/15/33		338	331,542
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	100	109,677
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	337,183
Samarco Mineracao SA(h)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(e)		121	119,548
(9.00% PIK), 9.50%, 06/30/31(b)		9	8,916
Steel Dynamics, Inc., 5.75%, 05/15/55		400	385,601
Vale Overseas Ltd., 6.40%, 06/28/54		36	36,222
Vallourec SACA, 7.50%, 04/15/32(b)		200	209,603
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)	USD	200	$ 209,400
Volcan Cia Minera SAA, 8.50%, 10/28/32(b)		74	75,288
			7,590,378
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		149	146,447
Starwood Property Trust, Inc.
7.25%, 04/01/29		94	96,785
6.00%, 04/15/30		48	47,907
6.50%, 07/01/30		67	68,425
6.50%, 10/15/30		198	200,814
			560,378
Multi-Utilities — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		106	112,298
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,004,515
NiSource, Inc., 1.70%, 02/15/31		400	347,633
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35(g)		4,450	4,429,321
			5,893,767
Oil, Gas & Consumable Fuels — 5.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		267	278,472
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		140	139,551
6.63%, 02/01/32		76	77,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		91	106,242
5.88%, 06/30/29		6	5,994
6.63%, 07/15/33		90	91,546
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		120	123,968
7.25%, 07/15/32		97	100,762
BP Capital Markets America, Inc., 2.72%, 01/12/32(g)		620	560,250
Buckeye Partners LP
6.88%, 07/01/29(b)		11	11,322
6.75%, 02/01/30(b)		46	47,473
5.85%, 11/15/43		94	85,080
5.60%, 10/15/44		59	51,730
Burlington Resources LLC, 5.95%, 10/15/36		685	731,712
California Resources Corp., 7.00%, 01/15/34(b)		75	75,612
Caturus Energy LLC, 8.50%, 02/15/30(b)		383	397,407
Cheniere Energy Partners LP, 5.55%, 10/30/35(g)		3,000	3,055,045
Chord Energy Corp., 6.75%, 03/15/33(b)		58	59,882
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		322	332,524
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	62,749
CNX Resources Corp.(b)
7.25%, 03/01/32		60	61,827
5.88%, 03/01/34		172	167,507
Comstock Resources, Inc.(b)
6.75%, 03/01/29		401	395,881
5.88%, 01/15/30		151	146,103
ConocoPhillips Co., 3.76%, 03/15/42		600	482,965
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		500	487,621
Crescent Energy Finance LLC(b)
7.75%, 07/31/29		59	59,443
9.75%, 10/15/30		98	104,860
7.63%, 04/01/32		124	125,839
7.38%, 01/15/33		244	243,939
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC(b) (continued)
8.38%, 01/15/34	USD	72	$ 75,269
CVR Energy, Inc.(b)
7.50%, 02/15/31		75	75,560
7.88%, 02/15/34		51	51,179
DBR Land Holdings LLC, 6.25%, 12/01/30(b)		104	105,299
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		219	220,811
Devon Energy Corp., 5.60%, 07/15/41		300	289,951
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		80	84,515
Ecopetrol SA, 8.88%, 01/13/33		88	92,884
Energy Transfer LP
6.25%, 04/15/49		540	529,593
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		342	358,209
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		4,275	4,266,422
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,489,565
EOG Resources, Inc., 5.10%, 01/15/36		200	197,530
EQT Corp., 4.50%, 01/15/29		5	4,988
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		29	29,965
6.75%, 03/15/34		317	315,502
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		66	66,539
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		200	170,000
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		99	101,249
Harvest Midstream I LP, 7.50%, 05/15/32(b)		58	59,118
Hess Midstream Operations LP(b)
6.50%, 06/01/29		118	120,540
4.25%, 02/15/30		67	64,383
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	70,140
5.75%, 02/01/29		94	92,685
6.00%, 04/15/30		12	11,680
6.25%, 04/15/32		9	8,710
8.38%, 11/01/33		254	265,006
6.88%, 05/15/34		40	39,080
7.25%, 02/15/35		45	44,861
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		27	27,919
6.63%, 01/15/34		182	182,692
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,461	1,277,142
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		119	119,628
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		460	447,276
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,247,570
Kinetik Holdings LP(b)
6.63%, 12/15/28		36	36,609
5.88%, 06/15/30		11	11,040
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		78	80,273
Marathon Petroleum Corp., 6.50%, 03/01/41(g)		1,150	1,224,072
Matador Resources Co.(b)
6.50%, 04/15/32		159	160,732
6.00%, 04/15/34		150	149,052
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(e)		181	161,987
MPLX LP
4.25%, 12/01/27		250	249,268
4.80%, 02/15/29		500	504,162
Murphy Oil Corp., 5.88%, 12/01/42		18	15,274
Nabors Industries, Inc., 7.63%, 11/15/32(b)		101	103,388

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29	USD	174	$ 179,246
8.38%, 02/15/32		390	401,912
Noble Finance II LLC, 8.00%, 04/15/30(b)		69	71,042
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		215	222,450
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		93	93,274
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		112	115,014
Permian Resources Operating LLC(b)
8.00%, 04/15/27		189	189,161
5.88%, 07/01/29		170	170,194
7.00%, 01/15/32(g)		144	149,111
6.25%, 02/01/33		79	80,472
Petrobras Global Finance BV, 6.75%, 01/27/41		70	68,166
Petroleos Mexicanos
8.75%, 06/02/29		165	173,620
5.95%, 01/28/31		152	145,380
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		50	51,813
Prairie Acquiror LP, 9.00%, 08/01/29(b)		113	116,727
Raizen Fuels Finance SA, 6.45%, 03/05/34(b)		200	110,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	35,102
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27		1,750	1,753,275
SM Energy Co.(b)
8.75%, 07/01/31		95	99,303
6.63%, 04/15/34		344	343,028
Sunoco LP(b)
5.63%, 03/15/31		74	73,661
6.63%, 08/15/32		101	102,582
6.25%, 07/01/33		106	106,462
5.88%, 03/15/34		75	74,172
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		95	94,196
7.38%, 02/15/29		302	310,679
6.00%, 09/01/31		67	66,117
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		119	116,353
TransCanada PipeLines Ltd., 5.60%, 03/31/34		500	514,174
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		30	30,328
Transocean International Ltd.(b)
8.25%, 05/15/29		59	60,962
8.75%, 02/15/30		17	17,475
8.50%, 05/15/31		110	115,368
7.88%, 10/15/32		109	116,467
Valaris Ltd., 8.38%, 04/30/30(b)		143	148,175
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		1,024	1,107,246
8.38%, 06/01/31		631	656,224
9.88%, 02/01/32		1,305	1,401,554
Venture Global Plaquemines LNG LLC(b)
6.13%, 12/15/30		367	377,432
7.50%, 05/01/33		192	211,047
6.50%, 01/15/34		515	536,859
7.75%, 05/01/35		336	376,581
6.75%, 01/15/36		633	670,443
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		38	39,743
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc., 7.88%, 04/15/32(b)(g)	USD	211	$ 215,570
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		168	170,229
			36,248,687
Passenger Airlines — 0.3%
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		790	774,168
Series 2015-2, Class AA, 3.60%, 03/22/29		789	779,829
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		35	34,809
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		179	169,165
OneSky Flight LLC, 8.88%, 12/15/29(b)		133	137,285
United Airlines Holdings, Inc., 5.38%, 03/01/31		176	172,360
			2,067,616
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(e)	EUR	100	112,814
6.50%, 03/31/32(b)	USD	400	400,386
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		51	46,534
			559,734
Pharmaceuticals — 1.7%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		2,800	2,866,763
AbbVie, Inc.
4.30%, 05/14/36		2,670	2,522,397
4.88%, 11/14/48(g)		2,095	1,878,563
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		105	108,092
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		83	76,004
11.00%, 09/30/28		355	362,114
Becton Dickinson & Co.
4.30%, 08/22/32		750	726,956
4.69%, 12/15/44		600	524,899
Bristol-Myers Squibb Co.
4.50%, 03/01/44		350	302,461
4.35%, 11/15/47		300	247,317
CVS Health Corp., 6.00%, 06/01/44		700	689,164
Dolcetto Holdco SpA, 5.63%, 07/14/32(e)	EUR	100	114,810
Grifols SA, 2.25%, 11/15/27(e)		100	114,135
Gruenenthal GmbH, 4.63%, 11/15/31(e)		100	113,270
Nidda Healthcare Holding GmbH(e)
7.00%, 02/21/30		100	117,542
(3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(a)		100	114,665
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(a)(e)		42	49,170
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	500	454,303
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		163	161,424
6.00%, 12/01/32		200	205,004
			11,749,053
Real Estate Management & Development — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(h)	EUR	23	30,110
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(e)		100	112,985
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(e)	USD	200	189,920
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	33	$ 32,882
Series AI, 7.00%, 04/15/30		158	157,819
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		183	194,266
CoreLogic, Inc., 4.50%, 05/01/28(b)		592	555,757
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		66	69,912
Fantasia Holdings Group Co. Ltd.(e)(k)
11.75%, 04/17/22		200	2,200
10.88%, 01/09/23		307	3,454
11.88%, 06/01/23		400	4,500
9.25%, 07/28/23		300	3,375
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		50	49,882
Howard Hughes Corp.(b)
5.88%, 03/01/32		84	80,832
6.13%, 03/01/34		84	80,668
i-595 Express LLC, 3.31%, 12/31/31(a)		539	519,312
New Immo Holding SA, 4.95%, 11/14/30(e)	EUR	100	111,118
Vivion Investments SARL(e)
5.63%, 06/08/30		100	108,029
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(h)		14	16,267
			2,323,288
Retail REITs — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	109	106,915
Simon Property Group LP, 6.75%, 02/01/40		1,670	1,872,312
			1,979,227
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		46	45,812
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,527,889
4.15%, 04/15/32(b)		1,500	1,451,253
3.47%, 04/15/34		700	630,307
3.50%, 02/15/41		700	558,467
3.75%, 02/15/51		950	707,089
Intel Corp.
5.13%, 02/10/30		750	759,612
2.00%, 08/12/31(g)		1,000	865,266
KLA Corp., 5.00%, 03/15/49		500	451,015
Micron Technology, Inc., 6.05%, 11/01/35		1,500	1,618,564
QUALCOMM, Inc.
4.25%, 05/20/32		445	438,055
5.40%, 05/20/33		250	260,156
4.30%, 05/20/47		2,380	1,931,946
			12,245,431
Software — 2.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(g)		1,050	985,555
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		182	173,897
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		50	37,159
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		71	51,100
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		1,097	1,070,201
9.00%, 09/30/29		1,327	1,280,122
8.25%, 06/30/32		5	4,742
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		127	124,049
IPD 3 BV, 5.50%, 06/15/31(e)	EUR	100	108,551
Security		Par (000)	Value
Software (continued)
Microsoft Corp.
2.53%, 06/01/50	USD	1,600	$ 959,368
2.92%, 03/17/52(g)		3,250	2,090,167
OAK-Eagle Acquireco, Inc.(c)
07/01/33(e)	EUR	100	118,059
07/01/33(b)	USD	659	682,786
07/01/34(b)		647	677,339
Oracle Corp.
5.70%, 02/04/36		345	331,714
3.60%, 04/01/40(g)		3,025	2,193,058
3.60%, 04/01/50		400	241,491
3.95%, 03/25/51		600	380,193
5.95%, 09/26/55(g)		1,000	841,271
6.70%, 02/04/56		2,770	2,570,847
6.13%, 08/03/65		600	499,119
Playtika Holding Corp., 4.25%, 03/15/29(b)		7	5,462
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		149	149,005
UKG, Inc., 6.88%, 02/01/31(b)		391	382,130
			15,957,385
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30(b)		101	102,318
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(e)	EUR	100	113,686
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(b)	USD	102	106,278
Michaels Cos., Inc., 8.50%, 03/15/33(b)		279	271,605
Staples, Inc., 10.75%, 09/01/29(b)		103	95,256
			689,143
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
4.38%, 05/13/45		1,000	875,138
3.75%, 09/12/47		700	541,274
2.65%, 02/08/51(g)		2,280	1,379,854
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		174	182,733
5.88%, 07/15/30		74	75,217
8.50%, 07/15/31		111	116,377
5.75%, 12/01/34		48	47,820
			3,218,413
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC(b)
5.25%, 07/15/32	EUR	270	299,313
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(h)	USD	688	733,044
Levi Strauss & Co.
4.00%, 08/15/30	EUR	100	114,815
3.50%, 03/01/31(b)	USD	11	10,072
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(e)	EUR	100	115,440
			1,272,684
Tobacco — 1.0%
Altria Group, Inc.
2.45%, 02/04/32	USD	200	175,498
5.38%, 01/31/44		2,000	1,853,242
BAT Capital Corp.
3.22%, 09/06/26		394	391,936
7.08%, 08/02/43		500	549,589
4.54%, 08/15/47		1,500	1,217,899
7.08%, 08/02/53		450	497,188

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc., 5.38%, 02/15/33	USD	1,000	$ 1,027,743
Reynolds American, Inc., 7.00%, 08/04/41		1,000	1,050,918
			6,764,013
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31(e)	GBP	100	136,535
FedEx Corp., 4.10%, 02/01/45	USD	1,250	958,948
RXO, Inc., 6.38%, 05/15/31(b)		70	67,166
			1,162,649
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,328,799
Wireless Telecommunication Services — 1.5%
Altice France SA(b)
6.88%, 10/15/30		38	36,119
6.50%, 10/15/31		54	51,156
6.50%, 04/15/32		649	614,965
6.88%, 07/15/32		437	413,852
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		645	654,544
Iliad Holding SAS
5.38%, 04/15/30(e)	EUR	100	116,940
8.50%, 04/15/31(b)	USD	200	209,263
7.00%, 04/15/32(b)		322	322,386
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,651,951
Telecom Argentina SA, 9.25%, 05/28/33(b)		22	22,996
T-Mobile USA, Inc.
3.88%, 04/15/30		2,000	1,947,742
2.55%, 02/15/31		500	454,356
3.30%, 02/15/51		500	327,240
5.80%, 09/15/62		500	479,467
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)		200	203,252
Veon Midco BV, 3.38%, 11/25/27(b)		200	189,330
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)		600	515,303
4.50%, 07/15/31(e)	GBP	100	110,928
6.75%, 01/15/33(b)	USD	200	178,689
Vodafone Group PLC, 4.88%, 06/19/49		700	595,264
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(b)(h)		10	10,561
Zegona Finance PLC, 6.75%, 07/15/29(e)	EUR	90	107,961
			10,214,265
Total Corporate Bonds — 67.5% (Cost: $479,439,543)			471,455,245
Fixed Rate Loan Interests
IT Services — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	809	761,099
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,008	937,818
Total Fixed Rate Loan Interests — 0.2% (Cost: $1,817,011)			1,698,917
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29	USD	44	$ 37,004
Aerospace & Defense — 0.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, 47.62%, 06/23/30		— (n)	48
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29		85	16,915
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29		12	2,454
Kaman Corp.
2025 Delayed Draw Term Loan, 0.00%, 02/26/32		1	719
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32		39	38,862
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32		36	36,205
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/11/31		79	78,524
			173,727
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29		208	179,777
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		181	180,461
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 8.51%, 11/17/28		15	14,653
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28		92	89,525
			464,416
Automobiles — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.96%, 06/01/28		29	26,515
Broadline Retail — 0.1%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		476	476,997
Building Products — 0.1%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32		25	25,251
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30		58	52,901
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29		279	267,857
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31		81	69,999
			416,008
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets — 0.0%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31	USD	90	$ 87,923
Jupiter Borrower, Inc., Term Loan B, 03/25/33(d)(o)		65	64,838
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.67%, 06/25/31		7	6,616
			159,377
Chemicals — 0.1%
Advancion Holdings LLC
2020 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.85%), 11.52%, 11/24/28		64	57,719
2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27		30	28,603
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		252	247,725
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28		262	227,800
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32		123	117,958
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31		18	12,099
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32		84	84,188
			776,092
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		268	268,392
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		43	42,714
			311,106
Construction & Engineering — 0.1%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(o)		14	13,461
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/27/33		102	100,962
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		612	524,292
			638,715
Construction Materials — 0.0%
White Cap Buyer LLC, 2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		95	90,171
Consumer Discretionary — 0.0%
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 11/01/31		38	37,633
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32	USD	229	$ 225,137
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(k)		141	63,984
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30		308	297,109
			361,093
Diversified Consumer Services — 0.0%
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31		118	116,403
Diversified Telecommunication Services — 0.2%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/32		57	56,087
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32		457	456,525
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(h)		890	871,879
			1,384,491
Electronic Equipment, Instruments & Components — 0.0%
GrafTech Global Enterprises, Inc., 2024 Delayed Draw Term Loan, 0.00%, 12/21/29		—	—
Financial Services — 0.0%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		27	26,738
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		170	135,554
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(d)		75	75,280
			237,572
Ground Transportation — 0.0%
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		68	49,806
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		13	9,882
			59,688
Health Care Equipment & Supplies — 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29		142	138,750
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31		367	368,036
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		366	361,425
			868,211

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services — 0.1%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	USD	124	$ 123,753
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 05/19/31		82	82,033
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60% and 4.75% PIK), 15.00%, 01/28/28(d)(h)		135	89,881
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		257	253,276
			548,943
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		57	56,222
Household Durables — 0.0%
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		18	18,115
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		28	27,172
			45,287
Industrial Conglomerates — 0.1%
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(d)		44	44,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31		138	138,370
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		159	158,055
			340,425
Insurance — 0.1%
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		152	150,739
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 04/18/30		17	16,434
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		117	113,350
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		166	164,023
			444,546
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/31		130	112,500
Security		Par (000)	Value
IT Services — 0.0%
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/27/31(d)	USD	61	$ 60,411
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.76%, 02/03/33		97	92,441
			152,852
Leisure Products — 0.0%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 07/22/30		98	97,588
Machinery — 0.1%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33		177	176,226
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		59	56,104
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		133	131,245
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33		9	8,256
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(d)(o)		52	51,610
			423,441
Media — 0.2%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		224	224,374
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28		293	293,738
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.30%, 06/18/29		143	133,924
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		319	280,376
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31		361	360,277
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 6.78%, 12/01/28		64	63,656
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29		1	550
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.78%, 09/25/29(h)		344	305,232
			1,662,127
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33		69	69,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32	USD	172	$ 172,501
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		92	91,243
			263,744
Professional Services — 0.0%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31		14	14,004
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28		83	79,577
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 9.42%, 07/31/30(h)		117	100,556
			194,137
Software — 0.1%
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29		250	221,938
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		28	26,929
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 11/15/29		45	35,175
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 11/15/29		26	20,556
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.02%, 07/30/29		16	12,515
			317,113
Specialty Retail — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32		60	60,049
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32		167	167,196
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32		126	125,607
			292,803
Total Floating Rate Loan Interests — 1.7% (Cost: $12,328,047)			11,941,133
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bonds, 1.75%, 07/09/30(m)		81	68,180
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		149	152,129
Security		Par (000)	Value
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(b)	USD	200	$ 195,665
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(e)		92	88,604
Canada — 0.9%
CDP Financial, Inc., 5.60%, 11/25/39(b)(g)		5,890	6,212,301
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(b)		200	199,408
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42		200	175,400
Costa Rica — 0.1%
Costa Rica Government International Bonds, 7.30%, 11/13/54(b)		200	217,000
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30		226	214,700
7.05%, 02/03/31		150	155,100
			369,800
Egypt — 0.0%
Egypt Government International Bonds, 7.50%, 02/16/61(b)		219	166,528
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(e)		200	187,122
Guatemala — 0.1%
Guatemala Government Bonds(b)
5.38%, 04/24/32		200	197,840
6.60%, 06/13/36		200	209,340
			407,180
Hungary — 0.1%
Hungary Government International Bonds, 5.25%, 06/16/29(b)		200	200,395
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(e)	EUR	100	121,186
			321,581
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		100	112,335
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(e)		192	216,486
8.08%, 04/01/36(b)	USD	200	203,218
			419,704
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(b)		200	205,190
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)		200	200,250
Mexico — 0.0%
Mexico Government International Bonds, 5.13%, 03/19/38	EUR	100	111,568

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(b)	USD	200	$ 192,030
Nigeria — 0.1%
Nigeria Government International Bonds, 10.38%, 12/09/34(b)		200	228,800
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(e)		200	208,554
Panama — 0.0%
Panama Government International Bonds, 6.40%, 02/14/35		200	207,600
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33		200	175,800
Peru — 0.1%
Peru Government International Bonds
2.78%, 01/23/31		151	137,859
1.86%, 12/01/32		98	80,752
			218,611
Poland — 0.0%
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33		37	36,920
Series 30Y, 5.50%, 04/04/53		119	109,416
			146,336
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)		50	49,962
2.12%, 07/16/31(e)	EUR	179	177,567
4.63%, 03/04/33(b)		80	86,284
6.25%, 09/10/34(b)		145	169,693
6.75%, 07/11/39(b)		65	74,858
6.50%, 10/07/45(b)		80	88,335
			646,699
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(b)	USD	200	200,000
South Africa — 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/54(b)		200	197,650
Series 30Y, 5.75%, 09/30/49		252	195,300
			392,950
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		200	200,300
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		127	115,179
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	100	116,309
Total Foreign Agency Obligations — 1.8% (Cost: $12,415,232)			12,859,113
Security		Par (000)	Value
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	890	$ 938,270
California — 1.6%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,907,936
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42		2,610	2,032,446
Series A-1, 3.71%, 06/01/41		1,000	792,243
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,251,721
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48		2,500	2,652,553
State of California, GO, BAB, 7.55%, 04/01/39		1,500	1,780,609
State of California, Refunding GO, 5.13%, 03/01/38		1,000	1,003,584
			11,421,092
Florida — 0.2%
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34		1,500	1,571,769
Georgia — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		973	1,043,088
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	674,005
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,080,892
			1,754,897
Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		1,745	1,777,571
Massachusetts — 0.6%
Massachusetts Educational Financing Authority, RB, Series A, 6.17%, 07/01/50		2,500	2,564,746
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,406,338
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	424,089
			4,395,173
New Jersey — 0.3%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41		1,750	2,018,898
New York — 0.6%
City of New York, GO
Series H, 6.29%, 02/01/45		600	624,345
Series D-1, Sustainability Bonds, 5.09%, 10/01/49		1,000	933,731
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,030,302
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39		1,010	1,036,444
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55		850	897,134
			4,521,956
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas — 0.4%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	USD	2,000	$ 1,432,308
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41		1,500	1,519,173
			2,951,481
Total Municipal Bonds — 4.6% (Cost: $31,938,930)			32,394,195
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.9%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,211	1,215,544
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		369	369,621
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		285	250,795
Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.30%), 3.98%, 03/20/47(a)		278	243,394
Series 2007-OA10, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.29%, 09/25/47(a)		3,228	428,780
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69(b)		1,359	1,360,354
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		175	134,766
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/65(a)(b)		863	866,485
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		360	341,282
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		341	340,985
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		796	795,267
Series 2025-NQM1, Class A1, 5.60%, 12/25/64		1,018	1,021,960
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		387	389,008
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		813	810,459
Series 2023-I2, Class A1, 6.64%, 12/25/67		777	777,849
COLT Mortgage Loan Trust(b)
Series 2023-2, Class A1, 6.60%, 07/25/68		713	713,339
Series 2023-3, Class M1, 7.79%, 09/25/68(a)		800	805,574
Series 2024-6, Class A1, 5.39%, 11/25/69		951	952,695
Series 2024-7, Class A1, 5.54%, 12/26/69		1,114	1,117,076
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,004	1,008,710
Series 2025-11, Class M1, 5.95%, 11/25/70(a)		2,500	2,487,555
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,143	2,139,066
Deephaven Residential Mortgage Trust(a)(b)
Series 2022-2, Class A1, 5.30%, 03/25/67		192	186,748
Series 2025-INV1, Class A1, 5.09%, 11/25/60		1,161	1,157,218
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,483,407
Series 2021-2, Class A1, 0.93%, 06/25/66		155	131,607
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,127	1,774,755
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		942	938,384
Series 2024-INV4, Class A2, 5.50%, 12/25/54		752	750,847
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		890	736,392
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(a)(b)		787	653,476
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	USD	70	$ 43,113
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		450	452,280
Series 2025-NQM5, Class M1, 5.80%, 09/25/70(a)		697	691,195
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	13,397
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		349	343,461
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		622	539,918
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		251	244,151
Series 2024-INV1, Class A3, 5.50%, 04/25/55(a)(b)		1,306	1,301,340
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		674	583,548
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.45%, 05/25/36(a)		106	67,358
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,750	2,436,649
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		985	986,883
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,215	1,210,519
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		579	502,616
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		873	873,411
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		683	683,560
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		839	843,030
Series 2024-NQM2, Class M1, 6.86%, 12/25/63(a)		1,500	1,508,340
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,547	1,543,028
PRKCM Trust(b)
Series 2023-AFC2, Class A1, 6.48%, 06/25/58		747	745,638
Series 2023-AFC3, Class A1, 6.58%, 09/25/58		979	981,384
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,210	1,204,318
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		428	427,854
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		863	749,326
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)		2,215	2,208,226
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		686	683,726
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		549	543,610
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,839,699
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,802,589
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		34	33,248
Verus Securitization Trust(b)
Series 2022-3, Class A1, 5.13%, 02/25/67		2,225	2,125,838
Series 2023-5, Class A1, 6.48%, 06/25/68		632	631,842
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,271	1,272,625
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,375	1,378,448
Series 2025-11, Class A1, 4.91%, 11/25/70(a)		1,656	1,647,807
Series 2025-11, Class M1, 5.66%, 11/25/70(a)		1,600	1,581,268
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		975	976,318
			62,084,959
Commercial Mortgage-Backed Securities — 3.6%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,101,924

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank, Series 2021-BN35, Class C, 2.90%, 06/15/64(a)	USD	672	$ 566,096
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.20%, 07/25/37(a)(b)		433	406,553
BBCMS Mortgage Trust, Series 2025-C35, Class D, 4.50%, 07/15/58(b)		330	257,143
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.36%, 11/15/41(a)(b)		630	630,197
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.52%, 08/15/42(a)(b)		506	506,325
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 6.53%, 11/05/39(a)(b)		200	206,765
BRCK Trust(a)(b)
Series 2025-830B, Class E, 6.78%, 12/10/42		235	239,816
Series 2025-830B, Class F, 7.59%, 12/10/42		120	123,106
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 4.71%, 12/15/38		512	512,004
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 4.69%, 02/15/39		120	119,677
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 5.61%, 02/15/39		452	451,441
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 5.86%, 02/15/39		80	80,068
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 1.16%), 4.84%, 02/15/36		1,690	1,688,944
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 4.52%, 01/15/39		989	988,715
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.31%, 02/15/41		240	237,675
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 5.61%, 04/15/41		571	570,013
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	518,478
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39(a)(b)		250	224,365
CHI Commercial Mortgage Trust, Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)		110	107,578
Commercial Mortgage Trust(b)
Series 2025-167G, Class A, 5.50%, 08/10/40		309	307,777
Series 2025-167G, Class B, 5.93%, 08/10/40		341	338,957
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)		722	717,553
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 6.71%, 08/15/41(a)(b)		660	653,697
CSMC(a)(b)
Series 2020-FACT, Class D, (1 mo. Term SOFR + 4.32%), 8.00%, 10/15/37		900	825,750
Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 5.79%, 11/15/38		300	296,008
CSTL Commercial Mortgage Trust(a)(b)
Series 2026-GATE3, Class D, 5.52%, 02/10/43		100	98,338
Series 2026-GATE3, Class E, 6.34%, 02/10/43		280	276,569
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40(a)(b)		220	218,334
DK Trust(a)(b)
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.52%, 08/15/37		220	220,000
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DK Trust(a)(b) (continued)
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.92%, 08/15/37	USD	236	$ 236,000
FS Trust(a)(b)
Series 2026-ORL, Class B, (1 mo. Term SOFR + 1.55%), 5.22%, 02/15/41		440	439,175
Series 2026-ORL, Class E, (1 mo. Term SOFR + 3.25%), 6.92%, 02/15/41		150	149,755
GS Mortgage Securities Corp. Trust(a)(b)
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.33%, 11/25/41		216	215,772
Series 2025-800D, Class B, (1 mo. Term SOFR + 3.45%), 7.13%, 11/25/41		400	399,047
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		527	523,850
Hilton USA Trust, Series 2025-NVIL, Class B, (1 mo. Term SOFR + 2.19%), 5.86%, 07/15/42(a)(b)		218	218,000
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.06%, 06/15/39(a)(b)		800	800,000
LEX Trust(a)(b)
Series 2026-450, Class B, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/43		900	893,805
Series 2026-450, Class E, (1 mo. Term SOFR + 3.70%), 7.37%, 03/15/43		330	326,795
LQR Trust, Series 2025-CALI, Class E, (1 mo. Term SOFR + 3.95%), 7.62%, 01/15/43(a)		436	435,995
MIC Trust, Series 2023-MIC, Class B, 9.53%, 12/05/38(a)(b)		234	250,126
MLTI Trust, Series 2026-SF75, Class E, (1 mo. Term SOFR + 3.25%), 6.92%, 03/15/31(a)(b)		160	159,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		171	168,592
NCMF Trust, Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		370	372,014
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42		314	319,047
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 6.61%, 11/15/34(a)(b)		189	188,764
SLG Office Trust(a)(b)(c)
Series 2026-OMA, Class E, 04/15/41		115	115,225
Series 2026-OMA, Class F, 04/15/41		255	255,485
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,129,773
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		572	569,098
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(a)(b)		730	725,953
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,691,670
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	250,061
Series 2025-5C3, Class A3, 6.10%, 01/15/58		611	639,288
			24,962,259
Total Non-Agency Mortgage-Backed Securities — 12.5% (Cost: $89,650,264)			87,047,218
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 6.9%(a)
Automobiles — 0.3%
General Motors Financial Co., Inc., Series C, 5.70%(i)	USD	2,500	$ 2,451,930
Banks(i) — 1.0%
ING Groep NV, Series NC10, 4.25%		1,500	1,299,218
PNC Financial Services Group, Inc., Series W, 6.25%(g)		3,584	3,615,446
U.S. Bancorp, Series J, 5.30%(g)		1,900	1,889,292
			6,803,956
Capital Markets — 0.6%
Bank of New York Mellon Corp., Series F, 4.63%(i)		2,750	2,738,569
State Street Corp., 4.94%, 06/01/77		1,485	1,288,848
			4,027,417
Electric Utilities — 1.0%
Electricite de France SA, 3.38%(e)(i)	EUR	200	217,390
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)	USD	4,750	4,742,516
PG&E Corp., 7.38%, 03/15/55		1,723	1,734,052
			6,693,958
Financial Services(i) — 3.7%
Bank of America Corp.(g)
Series FF, 5.88%		3,500	3,502,992
Series OO, 6.63%		7,650	7,843,124
Barclays PLC
4.38%		310	293,944
9.63%		640	698,083
Citigroup, Inc.
Series BB, 7.20%		2,500	2,547,668
Series FF, 6.95%		2,500	2,518,565
Goldman Sachs Group, Inc., Series W, 7.50%		2,500	2,609,923
HSBC Holdings PLC
4.70%		275	250,494
6.00%(g)		235	233,921
6.50%(g)		1,090	1,089,093
Lloyds Banking Group PLC, 6.75%		595	597,520
NatWest Group PLC, 8.13%		225	243,569
UBS Group AG(b)
4.88%		2,000	1,974,838
Series NC10, 9.25%		1,200	1,351,487
Series NC5, 9.25%		200	213,165
			25,968,386
Independent Power and Renewable Electricity Producers(b)(i) — 0.1%
NRG Energy, Inc., 10.25%		310	334,403
Vistra Corp., 7.00%		141	141,181
			475,584
Pharmaceuticals — 0.2%
CVS Health Corp.
6.75%, 12/10/54		320	324,014
7.00%, 03/10/55		1,305	1,344,917
			1,668,931
			48,090,162

Security	Shares	Value
Preferred Stocks — 0.0%(f)
Financial Services — 0.0%
Federal National Mortgage Association, Series S, 8.25%(a)(i)	10,000	$ 119,000
IT Services(d) — 0.0%
Veritas Newco
Series G	428	8,132
Series G-1	296	5,624
		13,756
		132,756
Trust Preferred — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.30%, 10/30/40(a)(f)	29,583	868,261
		868,261
Total Preferred Securities — 7.0% (Cost: $48,108,595)		49,091,179

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.7%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(l)	USD	6,055	5,139,344
Collateralized Mortgage Obligations — 5.7%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,495,589
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	13,324,092
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.11%, 02/25/55(a)		291	293,716
Series 2025-24, Class PZ, 5.00%, 03/25/55		5,256	5,020,801
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.26%, 05/25/55(a)		379	383,486
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.06%, 11/25/54(a)		1,083	1,089,782
Series 5499, Class FW, (30-day Avg SOFR + 1.40%), 5.06%, 02/25/55(a)		3,125	3,149,235
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,239	1,199,937
Series 4398, Class ZX, 4.00%, 09/15/54		12,148	11,185,489
Series 4549, Class TZ, 4.00%, 11/15/45		2,410	2,327,663
			39,469,790
Interest Only Collateralized Mortgage Obligations — 1.7%
Fannie Mae REMICS
Series 2012-47, Class NI, 4.50%, 04/25/42		529	66,001
Series 5112, Class KI, 3.50%, 06/25/51		13,283	2,443,444
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.68%, 12/16/39(a)		436	42,430
Series 2019-151, Class IA, 3.50%, 12/20/49		25,112	4,625,755
Series 2020-151, Class MI, 2.50%, 10/20/50		14,823	2,156,215
Series 2021-175, Class IE, 4.00%, 09/20/47		12,083	2,489,696
			11,823,541
Mortgage-Backed Securities(g) — 9.6%
Fannie Mae Mortgage-Backed Securities, 4.00%, 04/01/56		744	703,345
Freddie Mac Mortgage-Backed Securities
4.00%, 05/01/39		3,435	3,360,625

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
4.50%, 03/01/47	USD	422	$ 417,744
Ginnie Mae Mortgage-Backed Securities
5.50%, 08/15/33 - 07/20/55		8,251	8,339,231
6.00%, 07/20/55 - 11/20/55		2,184	2,247,455
6.50%, 11/20/55		484	507,735
Uniform Mortgage-Backed Securities
1.50%, 05/01/31		3,604	3,404,561
5.00%, 08/01/34 - 11/01/45		19,657	19,729,839
4.50%, 06/01/37 - 06/01/44		10,406	10,296,485
5.50%, 12/01/37 - 08/01/54		7,113	7,243,340
6.00%, 12/01/38 - 08/01/55		1,516	1,552,946
3.50%, 09/01/42 - 04/01/53		2,335	2,155,092
3.00%, 02/01/52		1,671	1,469,306
4.00%, 05/01/52 - 09/01/52		3,217	3,069,011
6.50%, 10/01/53		2,661	2,756,431
			67,253,146
Total U.S. Government Sponsored Agency Securities — 17.7% (Cost: $126,113,877)			123,685,821
U.S. Treasury Obligations
U.S. Treasury Bonds(g)
4.13%, 08/15/44		30,400	27,580,875
3.00%, 11/15/45		54,500	41,196,465
3.13%, 05/15/48		1,900	1,429,824
4.63%, 05/15/54		63,500	60,545,761
4.75%, 05/15/55		70,000	68,159,766
U.S. Treasury Notes, 4.00%, 11/15/35(g)		5,000	4,877,344
Total U.S. Treasury Obligations — 29.2% (Cost: $208,866,668)			203,790,035
Total Long-Term Investments — 151.0% (Cost: $1,073,746,076)			1,055,401,690

	Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(p)(q)	3,086,757	3,086,757
Total Short-Term Securities — 0.4% (Cost: $3,086,757)		3,086,757
Total Investments — 151.4% (Cost: $1,076,832,833)		1,058,488,447
Liabilities in Excess of Other Assets — (51.4)%		(359,527,135)
Net Assets — 100.0%		$ 698,961,312

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,210,830	$ 1,875,927 (a)	$ —	$ —	$ —	$ 3,086,757	3,086,757	$ 49,040	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.56%(b)	04/07/25	Open	$ 551,375	$ 573,442	Corporate Bonds	Open/Demand
HSBC Bank PLC	3.70 (b)	06/16/25	Open	3,869,257	3,996,034	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	10/08/25	Open	1,498,625	1,527,398	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	3.75 (b)	10/08/25	Open	43,123,125	43,951,616	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	3.68 (b)	01/15/26	Open	69,452,000	70,002,137	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	3.75 (b)	01/15/26	Open	28,690,000	28,917,257	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	3.75 (b)	01/15/26	Open	62,230,000	62,722,931	U.S. Treasury Obligations	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	01/21/26	Open	99,260	99,955	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.70 (b)	01/21/26	Open	372,500	375,180	Corporate Bonds	Open/Demand
BNP Paribas SA	3.62 (b)	01/28/26	Open	105,300	105,967	Corporate Bonds	Open/Demand
BNP Paribas SA	3.64 (b)	01/28/26	Open	472,000	475,007	Corporate Bonds	Open/Demand
BNP Paribas SA	3.64 (b)	01/28/26	Open	571,504	575,144	Corporate Bonds	Open/Demand
BNP Paribas SA	3.65 (b)	01/28/26	Open	133,225	134,076	Corporate Bonds	Open/Demand
BNP Paribas SA	3.67 (b)	01/28/26	Open	3,085,040	3,104,854	Capital Trusts	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	1,202,250	1,210,035	Capital Trusts	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	1,368,977	1,377,842	Corporate Bonds	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	211,420	212,789	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/30/26	Open	4,377,687	4,405,652	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75)	02/12/26	04/08/26	40,488	40,487	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.00	02/12/26	04/08/26	17,843	17,842	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.25	02/12/26	04/08/26	75,288	75,313	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	1.85	02/12/26	04/08/26	312,503	313,273	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.00	02/12/26	04/08/26	155,750	156,373	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.25	02/12/26	04/08/26	49,680	49,895	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.65	02/12/26	04/08/26	199,744	200,716	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.75	02/12/26	04/08/26	2,077,025	2,087,410	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	3.77 (b)	02/12/26	Open	4,150,300	4,171,162	Corporate Bonds	Open/Demand
Canadian Imperial Bank of Commerce	3.78	03/11/26	04/13/26	10,711,786	10,734,280	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	6,449,099	6,462,642	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	3,309,363	3,316,312	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	3,591,689	3,599,232	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	3,283,365	3,290,260	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,353,930	1,356,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,207,868	1,210,404	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	315,220	315,882	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	409,611	410,471	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	443,083	444,014	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Wells Fargo Securities, LLC	3.78%	03/11/26	04/13/26	$ 115,959	$ 116,203	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	237,266	237,765	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	173,758	174,123	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	510,272	511,344	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,575,026	1,578,333	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	688,698	690,144	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	113,461	113,700	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,438,808	1,441,829	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	143,820	144,122	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,218,084	1,220,642	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,057,307	1,059,528	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,010,293	1,012,415	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,378,898	1,381,793	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,070,005	1,072,252	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	628,579	629,899	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	731,196	732,731	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	775,614	777,243	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,750,937	1,754,614	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	883,242	885,096	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,917,617	1,921,644	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	319,083	319,753	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	183,822	184,208	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	146,409	146,717	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	820,065	821,787	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	858,145	859,947	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	2,680,534	2,686,163	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,366,041	1,368,910	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,048,699	1,050,901	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	371,201	371,980	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	491,983	493,016	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	430,746	431,651	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Wells Fargo Securities, LLC	3.78%	03/11/26	04/13/26	$ 713,199	$ 714,697	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	760,545	762,142	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	16,307	16,341	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	224,371	224,832	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	1,049,070	1,051,227	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	122,535	122,787	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	823,750	825,443	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	946,250	948,195	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	1,134,187	1,136,519	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	3,052,500	3,058,842	Foreign Agency Obligations	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	2,977,500	2,983,687	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	3,843,750	3,851,736	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	1,301,250	1,303,954	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	562,781	563,951	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	3,673,744	3,681,377	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	2,381,250	2,386,198	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	4,482,812	4,492,127	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.00	03/12/26	04/09/26	85,150	85,292	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	03/12/26	04/09/26	81,690	81,858	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	3,780,000	3,787,854	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	2,140,187	2,144,634	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	3,192,987	3,199,622	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.73 (b)	03/16/26	Open	4,968,750	4,976,921	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	3.79 (b)	03/16/26	Open	2,808,750	2,813,481	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	03/16/26	Open	2,970,000	2,975,003	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	03/16/26	Open	2,966,250	2,971,246	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	03/16/26	Open	120,071	120,276	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.55	03/20/26	05/01/26	255,278	255,580	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.60	03/20/26	05/01/26	113,220	113,356	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.65	03/20/26	05/01/26	146,750	146,929	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.68	03/20/26	05/01/26	817,500	818,503	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.70	03/20/26	05/01/26	1,812,175	1,814,410	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	818,887	819,911	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	2,374,435	2,377,403	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	1,328,100	1,329,760	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	2,686,200	2,689,558	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	2.90	03/20/26	06/03/26	359,800	360,148	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.20	03/20/26	06/03/26	48,098	48,149	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	84,083	84,178	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	151,225	151,396	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	518,265	518,852	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	535,289	535,914	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	90,750	90,856	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	732,000	732,854	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.53	03/20/26	06/03/26	262,485	262,794	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.55	03/20/26	06/03/26	746,812	747,696	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	68,175	68,257	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	67,640	67,721	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	142,311	142,482	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	108,941	109,072	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	64,188	64,265	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	1,468	1,469	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	311,330	311,704	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	48,825	48,884	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	505,400	506,006	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	113,685	113,821	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	276,687	277,019	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	964,425	965,582	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	1,986,562	1,988,979	Corporate Bonds	31 - 90 Days

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.65%	03/20/26	06/03/26	$ 186,038	$ 186,264	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	633,420	634,191	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	36,836	36,881	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	118,690	118,834	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	264,356	264,678	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	245,640	245,943	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	162,893	163,093	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	2,895,000	2,898,570	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	406,410	406,911	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	149,750	149,935	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	58,135	58,207	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	3,835,000	3,839,730	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,650,625	1,652,661	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	6,874	6,882	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	2,825,280	2,828,765	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	54,180	54,247	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	173,738	173,955	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	3.65 (b)	03/30/26	Open	587,126	587,245	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	03/30/26	Open	291,550	291,609	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	03/30/26	Open	972,500	972,698	Corporate Bonds	Open/Demand
				$ 370,977,414	$ 373,625,559

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	665	06/30/26	$ 137,967	$ (667,178)
5-Year U.S. Treasury Note	254	06/30/26	27,476	(357,096)
				(1,024,274)
Short Contracts
10-Year U.S. Treasury Note	128	06/18/26	14,206	295,513
10-Year U.S. Ultra Long Treasury Note	200	06/18/26	22,688	425,474
U.S. Long Bond	106	06/18/26	12,044	361,222
Ultra U.S. Treasury Bond	14	06/18/26	1,628	65,603
				1,147,812
				$ 123,538
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	120,737	EUR	103,021	JPMorgan Chase Bank N.A.	04/16/26	$ 1,581
USD	121,518	EUR	103,683	JPMorgan Chase Bank N.A.	04/16/26	1,597
USD	116,821	EUR	99,679	Morgan Stanley & Co. International PLC	04/16/26	1,531
USD	127,729	EUR	108,982	Morgan Stanley & Co. International PLC	04/16/26	1,679
USD	214,990	EUR	183,443	Morgan Stanley & Co. International PLC	04/16/26	2,817
USD	462,066	EUR	394,247	Morgan Stanley & Co. International PLC	04/16/26	6,074
USD	93,714	EUR	79,939	State Street Bank and Trust Co.	04/16/26	1,255
USD	677,351	GBP	510,000	State Street Bank and Trust Co.	06/17/26	2,467
						19,001
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	722	USD	847	Canadian Imperial Bank of Commerce	04/16/26	$ (11)
USD	10,189,616	EUR	8,833,000	Barclays Bank PLC	06/17/26	(55,487)
						(55,498)
						$ (36,497)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD	7,965	$ (143,983)	$ (166,456)	$ 22,473
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	7,940	$ 394,152	$ 319,558	$ 74,594
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	20	$ 1,245	$ 1,200	$ 45
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	5	277	(358)	635
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	3	166	(198)	364
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	9	468	(556)	1,024
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	3	136	(165)	301
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	6	284	(381)	665
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	4	206	(264)	470
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	10	503	412	91
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	9	453	429	24
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	4	201	152	49
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	8	484	659	(175)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	18	2,177	2,306	(129)
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	13	1,246	1,197	49
								$ 7,846	$ 4,433	$ 3,413

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 61,319,118	$ —	$ 61,319,118
Common Stocks	—	94,340	25,376	119,716
Corporate Bonds	—	471,455,245	—	471,455,245
Fixed Rate Loan Interests	—	1,698,917	—	1,698,917
Floating Rate Loan Interests	—	11,555,113	386,020	11,941,133
Foreign Agency Obligations	—	12,859,113	—	12,859,113
Municipal Bonds	—	32,394,195	—	32,394,195
Non-Agency Mortgage-Backed Securities	—	87,047,218	—	87,047,218
Preferred Securities
Capital Trusts	—	48,090,162	—	48,090,162
Preferred Stocks	—	119,000	13,756	132,756
Trust Preferred	868,261	—	—	868,261
U.S. Government Sponsored Agency Securities	—	123,685,821	—	123,685,821
U.S. Treasury Obligations	—	203,790,035	—	203,790,035
Short-Term Securities
Money Market Funds	3,086,757	—	—	3,086,757
Unfunded Floating Rate Loan Interests(a)	—	17	—	17
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(2,071)	—	(2,071)
	$3,955,018	$1,054,106,223	$425,152	$1,058,486,393
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 100,784	$ —	$ 100,784
Foreign Currency Exchange Contracts	—	19,001	—	19,001
Interest Rate Contracts	1,147,812	—	—	1,147,812
Liabilities
Credit Contracts	—	(304)	—	(304)
Foreign Currency Exchange Contracts	—	(55,498)	—	(55,498)
Interest Rate Contracts	(1,024,274)	—	—	(1,024,274)
	$123,538	$63,983	$—	$187,521

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $373,625,559 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Core Bond Trust (BHK)

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate